Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2017
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2016	2017
Current assets	11,299,674	11,795,296
Noncurrent assets	10,961,889	11,003,432

Total assets	22,261,563	22,798,728

Current liabilities	7,414,894	7,419,176
Long-term liabilities and noncontrolling interests	5,509,745	5,423,938
Affiliated companies accounted for by the equity method shareholders’ equity	9,336,924	9,955,614

Total liabilities and shareholders’ equity	22,261,563	22,798,728

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,631,389	2,845,422

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Net revenues	30,163,457	31,037,029	30,309,263

Gross profit	3,614,946	3,852,899	3,644,267

Net income attributable to affiliated companies accounted for by the equity method	966,133	957,742	1,099,080

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	308,545	329,099	362,060

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2016	2017
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.6%	24.9%
Aisin Seiki Co., Ltd.	23.3%	24.1%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2016	2017
Trade accounts and notes receivable, and other receivables	256,700	289,406
Accounts payable and other payables	676,415	691,173

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Net revenues	1,785,238	1,804,493	1,914,318
Purchases	5,065,613	4,359,854	5,357,682